Risks and Uncertainties - Schedule of Customer Concentration Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenues [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 5,163,870
Concentration risk, percentage	20.40%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 1,751,895	$ 1,155,901
Concentration risk, percentage	30.80%	15.60%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenues [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount		$ 7,257,128	$ 6,334,447
Concentration risk, percentage		18.80%	13.90%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount		$ 813,403
Concentration risk, percentage		10.90%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 684,830	$ 818,835
Concentration risk, percentage	12.00%	11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 587,190
Concentration risk, percentage	10.30%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchases [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount		$ 2,963,186	$ 4,390,127
Concentration risk, percentage		19.70%	21.50%
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchases [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount		$ 2,009,756	$ 2,070,918
Concentration risk, percentage		13.30%	10.10%